CORPORATE INFORMATION (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Management Commentary Explanatory [Abstract]
Summary of the Corporation's Capital [Table]
As at December 31, 2020, the Corporation’s Capital totaled $45.1 billion (2019 – $42.1 billion), and is computed as follows:

AS AT DEC. 31 (MILLIONS)	2020	2019
Cash and cash equivalents	$1,283	$807
Other financial assets	3,809	2,722
Common equity in managed investments	33,732	33,839
Other assets and liabilities of the Corporation	6,321	4,728
Corporation’s Capital	$45,145	$42,096
Corporation’s Capital is comprised of the following:
Common equity	$31,693	$30,868
Preferred shares	4,145	4,145
Non-controlling interest	230	—
Corporate borrowings	9,077	7,083
	$45,145	$42,096

Reconciliation of the Corporation's Capital [Table]
A reconciliation of the Corporation’s Capital to the company’s consolidated balance sheet as at December 31, 2020 is as follows:

AS AT DEC. 31, 2020 (MILLIONS)	The Corporation	Managed Investments	Elimination	Total Consolidated
Cash and cash equivalents	$1,283	$8,650	$—	$9,933
Other financial assets	3,809	13,921	—	17,730
Accounts receivable and other[1]	3,632	17,401	(2,105)	18,928
Inventory	2	10,358	—	10,360
Assets classified as held for sale	—	5,917	—	5,917
Equity accounted investments	5,361	35,966	—	41,327
Investment properties	17	96,765	—	96,782
Property, plant and equipment	122	99,887	—	100,009
Intangible assets	285	24,373	—	24,658
Goodwill	368	14,346	—	14,714
Deferred income tax assets	2,159	1,179	—	3,338
Accounts payable and other[1]	(5,134)	(47,653)	2,105	(50,682)
Liabilities associated with assets classified as held for sale	—	(2,359)	—	(2,359)
Deferred income tax liabilities	(414)	(15,499)	—	(15,913)
Subsidiary equity obligations	(77)	(3,622)	—	(3,699)
Total	11,413	259,630	—	271,043
Common equity in managed investments[2]	33,732	—	(33,732)	—
Corporation’s Capital	45,145	259,630	(33,732)	271,043
Less:
Corporate borrowings	9,077	—	—	9,077
Non-recourse borrowings of managed entities	—	139,324	—	139,324
Amounts attributable to preferred equity	4,145	—	—	4,145
Amounts attributable to non-controlling interests	230	86,574	—	86,804
Common equity	$31,693	$33,732	$(33,732)	$31,693
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $2.1 billion and $2.1 billion respectively, between entities within the Corporation and its managed investments.
2.Represents the value of the Corporation’s managed investments.
A reconciliation of the Corporation’s Capital to the company’s consolidated balance sheet as at December 31, 2019 is as follows:

AS AT DEC. 31, 2019 (MILLIONS)	The Corporation	Managed Investments	Elimination	Total Consolidated
Cash and cash equivalents	$807	$5,971	$—	$6,778
Other financial assets	2,722	9,746	—	12,468
Accounts receivable and other[1]	1,629	17,002	(162)	18,469
Inventory	—	10,272	—	10,272
Assets classified as held for sale	—	3,502	—	3,502
Equity accounted investments	5,281	35,417	—	40,698
Investment properties	—	96,686	—	96,686
Property, plant and equipment	79	89,185	—	89,264
Intangible assets	124	27,586	—	27,710
Goodwill	328	14,222	—	14,550
Deferred income tax assets	2,477	1,095	—	3,572
Accounts payable and other[1]	(4,870)	(38,369)	162	(43,077)
Liabilities associated with assets classified as held for sale	—	(1,690)	—	(1,690)
Deferred income tax liabilities	(279)	(14,570)	—	(14,849)
Subsidiary equity obligations	(41)	(4,091)	—	(4,132)
Total	8,257	251,964	—	260,221
Common equity in managed investments[2]	33,839	—	(33,839)	—
Corporation’s Capital	42,096	251,964	(33,839)	260,221
Less:
Corporate borrowings	7,083	—	—	7,083
Non-recourse borrowings of managed entities	—	136,292	—	136,292
Amounts attributable to preferred equity	4,145	—	—	4,145
Amounts attributable to non-controlling interests	—	81,833	—	81,833
Common equity	$30,868	$33,839	$(33,839)	$30,868
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $162 million and $162 million respectively, between entities within the Corporation and its managed investments.
2.